Customer Concentration - Schedule of Customer Concentration (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%	31.00%	57.00%
Customer A [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		15.00%
Customer B [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	16.00%	23.00%
Customer C [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	14.00%	0.00%
Customer C [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Customer D [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.00%
Customer E [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%
Customer E [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	27.00%
Customer F [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%
Customer F [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%
Customer G [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		0.00%	0.00%
Customer G [Member] | Accounts Receivable, Net and Contract Assets, Net from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	0.00%